UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04975

MFS MULTIMARKET INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2023
MFS®  Multimarket
Income Trust
MMT-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE
The MFS Multimarket Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.
With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.
Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® Multimarket
Income Trust
New York Stock Exchange Symbol: MMT

Contact information	back cover

NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
High Yield Corporates	60.9%
Emerging Markets Bonds	28.5%
Investment Grade Corporates	28.0%
Collateralized Loan Obligations	2.2%
Commercial Mortgage-Backed Securities	1.8%
Asset-Backed Securities	0.8%
Municipal Bonds	0.4%
Non-U.S. Government Bonds	(18.9)%
U.S. Treasury Securities	(21.2)%
Portfolio facts
Average Duration (d)	5.7
Average Effective Maturity (m)	8.1 yrs.

Portfolio Composition - continued
Composition including fixed income credit quality (a)(i)
AAA	5.2%
AA	5.5%
A	9.2%
BBB	30.1%
BB	38.6%
B	28.7%
CCC	9.1%
CC	0.1%
C	0.1%
D	0.1%
U.S. Government	2.7%
Not Rated	(46.9)%
Non-Fixed Income	0.2%
Cash & Cash Equivalents (Less Liabilities) (b)	(30.3)%
Other (q)	47.6%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency.
Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(b)	Cash & Cash Equivalents (Less Liabilities) includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Liabilities include the value of outstanding borrowings made by the fund for leverage transactions. Cash & Cash Equivalents (Less Liabilities) is negative due to these borrowings. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities. Please see Note 6 in the Notes to Financial Statements for more information on the fund's outstanding borrowings.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.

Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(p)	For purposes of the presentation of Portfolio structure at value, Other includes market value from currency derivatives and may be negative.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Percentages are based on net assets as of April 30, 2023.
The portfolio is actively managed and current holdings may be different.

Portfolio Managers' Profiles
Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead Portfolio Manager	2017	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Neeraj Arora	Emerging Markets Debt Instruments Portfolio Manager	March 2023	Investment Officer of MFS; employed in the investment management area of MFS since 2011.
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.
David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Andy Li	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment management area of MFS since 2018.
John Mitchell	Investment Grade Debt Instruments Portfolio Manager	January 2023	Investment Officer of MFS; employed in the investment management area of MFS since 2007.
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1997.
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio Manager	2018	Investment Officer of MFS; employed in the investment management area of MFS since 2013.
Effective January 20, 2023, John Mitchell was added as a Portfolio Manager and Henry Peabody is no longer a Portfolio Manager of the fund. Effective March 31, 2023, Neeraj Arora was added as a Portfolio Manager of the fund. Effective April 30, 2024, Matt Ryan will no longer be a Portfolio Manager of the fund.

Other Notes
The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value of the underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.
The fund's target annual distribution rate is calculated based on an annual rate of 8.00% of the fund's average monthly net asset value, not a fixed share price, and the fund's dividend amount will fluctuate with changes in the fund's average monthly net assets.
In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

Portfolio of Investments
4/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 128.3%
Aerospace & Defense – 2.2%
Boeing Co., 5.805%, 5/01/2050		$396,000	$393,880
Bombardier, Inc., 7.5%, 3/15/2025 (n)		136,000	136,010
Bombardier, Inc., 7.125%, 6/15/2026 (n)		375,000	373,821
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		805,000	674,188
Moog, Inc., 4.25%, 12/15/2027 (n)		892,000	838,649
Raytheon Technologies Corp., 2.82%, 9/01/2051		1,026,000	706,051
Spirit AeroSystems, Inc., 4.6%, 6/15/2028		496,000	420,794
TransDigm, Inc., 6.25%, 3/15/2026 (n)		620,000	622,931
TransDigm, Inc., 6.375%, 6/15/2026		570,000	569,227
TransDigm, Inc., 5.5%, 11/15/2027		613,000	588,284
TransDigm, Inc., 6.75%, 8/15/2028 (n)		516,000	524,019
TransDigm, Inc., 4.625%, 1/15/2029		603,000	545,715
			$6,393,569
Airlines – 0.3%
Air Canada, 3.875%, 8/15/2026 (n)		$639,000	$591,511
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)		385,946	366,759
			$958,270
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$388,000	$321,313
Asset-Backed & Securitized – 4.7%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.137%, 11/15/2054 (i)		$3,726,811	$202,381
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	460,000	456,949
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 7.197% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)		$387,000	373,255
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 6.937% (LIBOR - 1mo. + 2%), 12/15/2035 (n)		100,000	93,319
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 6.897% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		471,500	440,902
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 7.75% (SOFR - 30 day + 3%), 1/15/2037 (n)		600,000	549,227
AREIT 2022-CRE6 Trust, “D”, FLR, 7.608% (SOFR - 30 day + 2.85%), 1/16/2037 (n)		126,000	113,723
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.625% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)		406,512	526,368
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.734%, 4/15/2053 (i)		988,875	70,435
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.417%, 7/15/2054 (i)		989,620	67,328

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.744%, 2/15/2054 (i)	$6,555,909	$586,096
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.376%, 2/15/2054 (i)	4,036,619	271,391
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.268%, 3/15/2054 (i)	2,042,175	124,460
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.997%, 6/15/2054 (i)	7,100,525	346,989
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.381%, 7/15/2054 (i)	7,122,506	510,398
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.809%, 7/15/2055 (i)	8,711,547	426,748
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.247% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	100,000	93,505
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	153,364	145,030
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	67,020	60,763
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	144,085	135,619
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	437,500	410,649
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	89,945	81,072
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	218,000	218,300
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.887%, 4/15/2054 (i)	3,616,938	154,374
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	4,413,047	44
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 6.962% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	2,500,000	2,396,357
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.698% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	938,000	886,658
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.948% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	464,500	435,564
MF1 2021-FL5 Ltd., “C”, FLR, 6.704% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	401,500	375,248
MF1 2021-FL5 Ltd., “D”, FLR, 7.504% (LIBOR - 1mo. + 2.5%), 7/15/2036 (n)	745,000	703,227
MF1 2021-FL6 Ltd., “B”, FLR, 6.609% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	1,000,000	949,607
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.417%, 5/15/2054 (i)	1,820,905	123,560
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.34%, 6/15/2054 (i)	2,765,615	171,879
PFP III 2021-7 Ltd., “B”, FLR, 6.345% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	163,992	153,950

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III 2021-7 Ltd., “C”, FLR, 6.596% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)		$199,990	$183,550
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	260,000	299,929
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 6.797% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)		$340,000	329,842
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.663%, 4/15/2054 (i)		2,308,605	194,757
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.658%, 8/15/2054 (i)		1,966,661	162,730
			$13,826,183
Automotive – 1.9%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		$863,000	$868,046
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)		271,000	272,049
Dana, Inc., 5.375%, 11/15/2027		536,000	503,772
Dana, Inc., 4.25%, 9/01/2030		334,000	270,537
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		688,000	509,691
Ford Motor Co., 5.113%, 5/03/2029		880,000	819,959
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		1,405,000	1,329,533
Hyundai Capital America, 6.375%, 4/08/2030 (n)		197,000	207,237
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		570,000	428,925
RENK AG, 5.75%, 7/15/2025	EUR	400,000	430,922
			$5,640,671
Broadcasting – 1.6%
Discovery, Inc., 4.125%, 5/15/2029		$339,000	$313,650
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		927,000	594,226
iHeartCommunications, Inc., 8.375%, 5/01/2027		763,000	503,493
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		546,000	474,692
Prosus N.V., 3.68%, 1/21/2030 (n)		281,000	239,314
Prosus N.V., 3.061%, 7/13/2031 (n)		325,000	255,996
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		765,000	642,090
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	207,242	183,956
Ubisoft Entertainment S.A., 0.878%, 11/24/2027		1,000,000	796,233
Warnermedia Holdings, Inc., 4.279%, 3/15/2032		$591,000	524,902
			$4,528,552
Brokerage & Asset Managers – 1.4%
AG Issuer LLC, 6.25%, 3/01/2028 (n)		$111,000	$103,156
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		713,000	733,000
Ameriprise Financial, Inc., 4.5%, 5/13/2032		161,000	156,247
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		630,000	527,660
Low Income Investment Fund, 3.386%, 7/01/2026		185,000	176,301
Low Income Investment Fund, 3.711%, 7/01/2029		490,000	434,991

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
LPL Holdings, Inc., 4%, 3/15/2029 (n)		$365,000	$327,834
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		429,000	380,737
NFP Corp., 4.875%, 8/15/2028 (n)		575,000	523,382
NFP Corp., 6.875%, 8/15/2028 (n)		764,000	666,496
			$4,029,804
Building – 2.4%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$377,000	$345,144
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		622,000	496,924
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		1,020,000	900,150
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	380,000	347,039
Interface, Inc., 5.5%, 12/01/2028 (n)		$980,000	785,465
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		490,000	411,600
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		566,000	540,530
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		810,000	795,963
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		402,000	331,622
Standard Industries, Inc., 2.25%, 11/21/2026	EUR	210,000	202,560
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		$355,000	331,798
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		647,000	558,457
Vulcan Materials Co., 3.5%, 6/01/2030		550,000	504,788
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		649,000	562,788
			$7,114,828
Business Services – 1.6%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$291,000	$276,579
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	420,000	415,836
Fiserv, Inc., 4.4%, 7/01/2049		$299,000	254,473
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		525,000	500,376
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		385,000	370,317
Mastercard, Inc., 3.85%, 3/26/2050		270,000	239,174
Tencent Holdings Ltd., 3.8%, 2/11/2025		700,000	685,910
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		792,000	799,309
Visa, Inc., 4.15%, 12/14/2035		465,000	457,738
Visa, Inc., 3.65%, 9/15/2047		220,000	192,672
ZI Technologies LLC/ZI Finance Corp. Co., 3.875%, 2/01/2029 (n)		561,000	483,711
			$4,676,095
Cable TV – 5.7%
Cable One, Inc., 4%, 11/15/2030 (n)		$755,000	$613,966
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		498,000	469,898
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		2,075,000	1,785,322

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		$1,146,000	$962,296
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		800,000	655,209
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		547,000	416,672
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		347,000	343,016
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		282,000	213,555
Comcast Corp., 3.75%, 4/01/2040		120,000	103,567
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		700,000	574,138
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		450,000	281,153
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		800,000	408,275
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		250,000	179,420
DISH DBS Corp., 7.75%, 7/01/2026		378,000	218,367
DISH DBS Corp., 5.25%, 12/01/2026 (n)		590,000	450,661
DISH DBS Corp., 5.125%, 6/01/2029		465,000	214,451
DISH Network Corp., 11.75%, 11/15/2027 (n)		260,000	245,608
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		716,000	680,119
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		220,000	188,432
SES S.A., 3.5%, 1/14/2029	EUR	290,000	293,813
SES S.A., 2.875% to 8/27/2026, FLR (EUR Swap Rate - 5yr. + 3.19%) to 8/27/2031, FLR (EUR Swap Rate - 5yr. + 3.44%) to 8/27/2046, FLR (EUR Swap Rate - 5yr. + 4.19%) to 8/27/2171		580,000	519,155
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		$525,000	443,284
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		1,482,000	1,320,063
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)		293,000	221,412
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		1,200,000	1,107,600
Time Warner Cable, Inc., 4.5%, 9/15/2042		210,000	159,947
Videotron Ltd., 5.125%, 4/15/2027 (n)		466,000	449,690
Videotron Ltd., 3.625%, 6/15/2029 (n)		284,000	245,575
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		1,015,000	855,319
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		1,220,000	1,093,715
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,220,000	991,315
			$16,705,013
Chemicals – 2.0%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$400,000	$325,987
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		412,000	397,912
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		1,160,000	1,003,112
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		860,000	758,840

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
Ingevity Corp., 3.875%, 11/01/2028 (n)		$817,000	$716,964
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		662,000	570,147
Nutrien Ltd., 4.9%, 3/27/2028		189,000	189,775
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		709,000	586,613
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		558,000	506,130
Sasol Financing (USA) LLC, 8.75%, 5/03/2029 (n)(w)		356,000	357,079
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		600,000	496,781
			$5,909,340
Computer Software – 1.1%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$465,000	$440,392
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		210,000	188,958
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		630,000	567,373
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		690,000	605,868
Microsoft Corp., 2.525%, 6/01/2050		529,000	375,327
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		607,000	571,339
VeriSign, Inc., 4.75%, 7/15/2027		405,000	398,314
			$3,147,571
Computer Software - Systems – 1.4%
Apple, Inc., 4.5%, 2/23/2036		$263,000	$273,039
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,080,000	1,062,450
Fair Isaac Corp., 4%, 6/15/2028 (n)		56,000	52,166
Sabre GLBL, Inc., 7.375%, 9/01/2025 (n)		275,000	244,406
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		285,000	250,444
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,075,000	1,040,509
Viavi Solutions, Inc., 3.75%, 10/01/2029 (n)		786,000	656,310
Virtusa Corp., 7.125%, 12/15/2028 (n)		540,000	434,693
			$4,014,017
Conglomerates – 2.8%
ABB Finance B.V., 3.375%, 1/16/2031	EUR	160,000	$173,926
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$490,000	448,500
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,147,000	1,038,035
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		604,000	639,485
Gates Global LLC, 6.25%, 1/15/2026 (n)		804,000	795,960
Griffon Corp., 5.75%, 3/01/2028		739,000	681,775
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		558,000	511,268
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		690,000	540,139
nVent Finance S.à r.l., 5.65%, 5/15/2033 (w)		250,000	252,455
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		520,000	524,938
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		454,000	462,540
TriMas Corp., 4.125%, 4/15/2029 (n)		1,227,000	1,092,030

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		$1,000,000	$992,675
			$8,153,726
Construction – 0.9%
Empire Communities Corp., 7%, 12/15/2025 (n)		$578,000	$528,702
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		240,000	223,271
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		600,000	525,735
Meritage Homes Corp., 3.875%, 4/15/2029 (n)		227,000	204,295
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		805,000	797,602
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		534,000	463,576
			$2,743,181
Consumer Products – 1.7%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	335,000	$290,234
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$703,000	614,717
Kenvue, Inc., 5.05%, 3/22/2053 (n)		516,000	535,670
Mattel, Inc., 3.375%, 4/01/2026 (n)		535,000	506,054
Mattel, Inc., 5.875%, 12/15/2027 (n)		342,000	342,421
Mattel, Inc., 6.2%, 10/01/2040		50,000	47,122
Newell Brands, Inc., 6.375%, 9/15/2027		392,000	386,120
Newell Brands, Inc., 6.625%, 9/15/2029		454,000	448,473
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		655,000	635,265
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		396,000	373,807
Spectrum Brands, Inc., 3.875%, 3/15/2031 (n)		552,000	452,640
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		585,000	356,850
			$4,989,373
Consumer Services – 2.9%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$699,000	$650,233
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		400,000	313,592
ANGI Group LLC, 3.875%, 8/15/2028 (n)		887,000	694,219
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		740,000	641,950
Booking Holdings, Inc., 4.75%, 11/15/2034	EUR	134,000	156,842
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		$220,000	205,319
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		1,116,000	966,773
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		532,000	509,810
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		435,000	409,831
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		965,000	890,213
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		270,000	230,777
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		55,000	44,930
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		699,000	519,008

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – continued
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		$420,000	$299,442
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		753,000	590,996
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,097,000	959,327
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		538,000	504,384
			$8,587,646
Containers – 2.0%
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		$375,000	$328,334
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)		1,065,000	867,512
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		940,000	803,887
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		1,176,000	942,062
Crown Americas LLC, 5.25%, 4/01/2030		580,000	564,172
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		1,025,000	981,233
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		349,000	342,136
LABL, Inc., 5.875%, 11/01/2028 (n)		499,000	460,327
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		640,000	617,874
			$5,907,537
Electrical Equipment – 0.5%
CommScope Technologies LLC, 5%, 3/15/2027 (n)		$652,000	$450,440
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027	EUR	510,000	495,139
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		680,000	593,311
			$1,538,890
Electronics – 1.0%
Broadcom, Inc., 3.469%, 4/15/2034 (n)		$155,000	$128,056
Broadcom, Inc., 3.137%, 11/15/2035 (n)		313,000	242,312
Entegris, Inc., 4.375%, 4/15/2028 (n)		211,000	192,439
Entegris, Inc., 3.625%, 5/01/2029 (n)		487,000	417,018
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		245,000	245,145
Sensata Technologies B.V., 5%, 10/01/2025 (n)		805,000	792,595
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)		390,000	382,976
Synaptics, Inc., 4%, 6/15/2029 (n)		736,000	621,920
			$3,022,461

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – 6.8%
Abu Dhabi Crude Oil Pipeline, 3.65%, 11/02/2029		$1,100,000	$1,039,887
Airport Authority Hong Kong, 3.25%, 1/12/2052 (n)		376,000	292,547
CEZ A.S. (Czech Republic), 2.375%, 4/06/2027	EUR	370,000	379,135
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026 (n)		$423,000	399,148
Empresa Nacional del Petroleo (Republic of Chile), 3.75%, 8/05/2026		806,000	760,551
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		534,000	520,364
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		1,052,000	988,880
Export-Import Bank of India, 3.375%, 8/05/2026		1,366,000	1,294,956
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		700,000	587,482
Industrial & Commercial Bank of China Macau, 2.875% to 9/12/2024, FLR (CMT - 5yr. + 1.65%) to 9/12/2029		700,000	677,278
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,000,000	906,300
Korea Development Bank, 4.25%, 9/08/2032		771,000	763,247
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/2027 (n)		379,000	375,055
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)(w)		200,000	201,000
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 11/07/2024		508,000	490,220
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.875%, 11/07/2029 (n)		1,091,000	997,822
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		367,000	320,823
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (a)(z)		869,000	182,381
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.875%, 4/25/2044 (n)		373,000	343,160
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		600,000	441,684
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		370,000	323,287
Petroleos Mexicanos, 6.49%, 1/23/2027		904,000	809,602
Petroleos Mexicanos, 6.7%, 2/16/2032		907,000	698,184
Petroleos Mexicanos, 6.75%, 9/21/2047		1,593,000	981,716
PT Freeport Indonesia, 6.2%, 4/14/2052 (n)		336,000	309,345
PT Pertamina (Persero) (Republic of Indonesia), 6.5%, 11/07/2048 (n)		900,000	925,464
Qatar Petroleum, 3.125%, 7/12/2041		355,000	279,119
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		547,000	507,867
REC Ltd. (Republic of India), 5.625%, 4/11/2028 (n)		336,000	337,486

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		$1,367,000	$1,404,483
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,152,000	1,192,919
			$19,731,392
Emerging Market Sovereign – 11.9%
Arab Republic of Egypt, 6.588%, 2/21/2028		$887,000	$544,263
Arab Republic of Egypt, 7.903%, 2/21/2048		920,000	462,622
Dominican Republic, 5.5%, 2/22/2029 (n)		747,000	710,819
Dominican Republic, 5.875%, 1/30/2060 (n)		2,234,000	1,702,158
Federal Republic of Nigeria, 8.747%, 1/21/2031 (n)		920,000	729,100
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)	EUR	4,371,000	3,971,609
Hellenic Republic (Republic of Greece), 4.25%, 6/15/2033 (n)		1,300,000	1,440,086
Kingdom of Morocco, 1.375%, 3/30/2026		758,000	764,178
Kingdom of Morocco, 3%, 12/15/2032 (n)		$448,000	361,778
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	42,100,000	974,582
Republic of Angola, 8.25%, 5/09/2028		$491,000	429,350
Republic of Angola, 9.375%, 5/08/2048		400,000	305,920
Republic of Argentina, 1.5%, 7/09/2035		1,047,289	231,687
Republic of Benin, 6.875%, 1/19/2052	EUR	800,000	585,418
Republic of Chile, 3.1%, 1/22/2061		$672,000	448,748
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	1,150,000	1,032,503
Republic of Ghana, 8.125%, 3/26/2032 (a)(n)		$593,000	218,232
Republic of Guatemala, 6.125%, 6/01/2050 (n)		1,392,000	1,302,382
Republic of Hungary, 5.5%, 6/16/2034 (n)		970,000	948,714
Republic of Indonesia, 4.65%, 9/20/2032		859,000	860,696
Republic of Kenya, 8%, 5/22/2032 (n)		776,000	580,487
Republic of Paraguay, 5.6%, 3/13/2048		1,049,000	917,813
Republic of Philippines, 3.556%, 9/29/2032		327,000	303,729
Republic of Romania, 2.124%, 7/16/2031 (n)	EUR	1,200,000	976,740
Republic of Serbia, 2.05%, 9/23/2036 (n)		800,000	533,584
Republic of Sri Lanka, 6.125%, 6/03/2025 (a)		$668,000	235,557
Republic of Turkey, 4.75%, 1/26/2026		521,000	473,771
State of Qatar, 4.817%, 3/14/2049 (n)		1,404,000	1,388,051
State of Qatar, 4.4%, 4/16/2050		203,000	190,059
Sultanate of Oman, 6%, 8/01/2029		750,000	765,720
Sultanate of Oman, 7%, 1/25/2051		600,000	594,750
United Mexican States, 7.5%, 6/03/2027	MXN	87,500,000	4,601,713
United Mexican States, 2.659%, 5/24/2031		$251,000	211,886
United Mexican States, 7.75%, 5/29/2031	MXN	50,000,000	2,608,916
United Mexican States, 4.75%, 4/27/2032		$736,000	715,541
United Mexican States, 4.875%, 5/19/2033		645,000	625,009

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
United Mexican States, 6.338%, 5/04/2053		$463,000	$477,379
United Mexican States, 3.771%, 5/24/2061		753,000	518,537
			$34,744,087
Energy - Independent – 3.2%
Callon Petroleum Co., 8%, 8/01/2028 (n)		$220,000	$217,057
CNX Resources Corp., 6%, 1/15/2029 (n)		397,000	367,246
CNX Resources Corp., 7.375%, 1/15/2031 (n)		157,000	151,476
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)		843,000	763,233
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)		785,000	741,618
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)		500,000	443,335
Energean Israel Finance Ltd., 4.875%, 3/30/2026		846,000	779,377
Leviathan Bond Ltd., 6.125%, 6/30/2025 (n)		1,270,000	1,235,075
Matador Resources Co., 6.875%, 4/15/2028 (n)		189,000	190,185
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		498,000	453,861
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)		485,000	453,375
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)		115,000	116,294
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)		614,000	581,015
SM Energy Co., 6.75%, 9/15/2026		166,000	163,510
SM Energy Co., 6.5%, 7/15/2028		545,000	516,388
Southwestern Energy Co., 8.375%, 9/15/2028		255,000	266,991
Southwestern Energy Co., 5.375%, 3/15/2030		515,000	479,280
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		422,000	376,108
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,025,000	913,531
			$9,208,955
Energy - Integrated – 0.4%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$257,000	$261,453
BP Capital Markets PLC, 3.625% to 6/22/2029, FLR (EUR Swap Rate - 5yr. + 4.12%) to 6/22/2034, FLR (EUR Swap Rate - 5yr. + 4.37%) to 6/22/2049, FLR (EUR Swap Rate - 5yr. + 5.12%) to 6/22/2170	EUR	250,000	237,927
Eni S.p.A., 4.25%, 5/09/2029 (n)		$379,000	365,080
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	400,000	415,604
			$1,280,064
Engineering - Construction – 0.1%
Arcadis N.V., 4.875%, 2/28/2028	EUR	258,000	$287,979
Entertainment – 1.8%
Carnival Corp., 7.625%, 3/01/2026	EUR	160,000	$157,116
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)		$771,000	704,991
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		405,000	333,315
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)		340,000	348,579

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Entertainment – continued
Life Time, Inc., 8%, 4/15/2026 (n)		$390,000	$387,799
Merlin Entertainments, 5.75%, 6/15/2026 (n)		430,000	408,500
Motion Bondco DAC, 6.625%, 11/15/2027 (n)		409,000	370,215
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)		530,000	456,525
NCL Corp. Ltd., 5.875%, 2/15/2027 (n)		145,000	136,775
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)		280,000	250,624
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)		416,000	369,325
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)		760,000	670,165
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)		490,000	441,015
VOC Escrow Ltd., 5%, 2/15/2028 (n)		341,000	303,237
			$5,338,181
Financial Institutions – 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$572,000	$532,234
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		150,000	112,658
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (p)		611,485	530,463
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)		640,000	631,052
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		363,000	342,830
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		254,000	210,479
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)		754,000	718,286
Credit Acceptance Corp., 6.625%, 3/15/2026		78,000	74,542
CTP N.V., 0.875%, 1/20/2026	EUR	360,000	332,782
EXOR N.V., 0.875%, 1/19/2031		275,000	236,991
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (p)		$1,427,623	1,274,468
Grand City Properties S.A., 2.5% to 10/24/2023, FLR (EUR Swap Rate - 5yr. + 2.432%) to 10/24/2028, FLR (EUR Swap Rate - 5yr. + 2.682%) to 10/24/2043, FLR (EUR Swap Rate - 5yr. + 3.432%) to 10/24/2069	EUR	500,000	229,498
Howard Hughes Corp., 4.125%, 2/01/2029 (n)		$932,000	783,477
Logicor Financing S.à r.l., 1.625%, 1/17/2030	EUR	400,000	322,989
Logicor Financing S.à r.l., 0.875%, 1/14/2031		175,000	126,712
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)		$956,000	905,810
OneMain Finance Corp., 6.875%, 3/15/2025		534,000	522,402
OneMain Finance Corp., 7.125%, 3/15/2026		792,000	771,837
P3 Group S.à r.l., 1.625%, 1/26/2029	EUR	370,000	312,604
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)		$670,000	566,498
Samhallsbyggnadsbolaget i Norden AB, 1.75%, 1/14/2025	EUR	610,000	589,960

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Samhallsbyggnadsbolaget i Norden AB, 2.875% to 1/30/2027, FLR (EUR Swap Rate - 5yr. + 3.223%) to 1/30/2032, FLR (EUR Swap Rate - 5yr. + 3.473%) to 1/30/2047, FLR (EUR Swap Rate - 5yr. + 4.473%) to 1/30/2171	EUR	1,160,000	$460,154
SLM Corp., 3.125%, 11/02/2026		$772,000	675,500
VGP N.V., 1.5%, 4/08/2029	EUR	500,000	374,677
			$11,638,903
Food & Beverages – 3.6%
Anheuser-Busch InBev Worldwide, Inc., 4%, 4/13/2028		$325,000	$322,018
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		209,000	201,778
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		331,000	357,608
B&G Foods, Inc., 5.25%, 4/01/2025		455,000	429,907
B&G Foods, Inc., 5.25%, 9/15/2027		170,000	148,891
Bacardi Ltd., 5.15%, 5/15/2038 (n)		425,000	410,371
BellRing Brands, Inc., 7%, 3/15/2030 (n)		792,000	811,387
Central America Bottling Co., 5.25%, 4/27/2029 (n)		691,000	644,378
Constellation Brands, Inc., 3.15%, 8/01/2029		638,000	586,398
Constellation Brands, Inc., 2.25%, 8/01/2031		393,000	326,240
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)		270,000	230,828
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032 (n)		1,000,000	839,690
Kraft Heinz Foods Co., 3.875%, 5/15/2027		505,000	493,028
Performance Food Group Co., 5.5%, 10/15/2027 (n)		832,000	815,424
Post Holdings, Inc., 5.625%, 1/15/2028 (n)		563,000	550,105
Post Holdings, Inc., 4.625%, 4/15/2030 (n)		1,010,000	912,247
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)		1,009,000	889,863
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		760,000	646,057
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)		845,000	786,004
			$10,402,222
Gaming & Lodging – 2.9%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)		$298,000	$261,434
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)		472,000	476,213
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)		640,000	652,961
CCM Merger, Inc., 6.375%, 5/01/2026 (n)		613,000	599,207
Churchill Downs, Inc., 5.5%, 4/01/2027 (n)		270,000	263,398
International Game Technology PLC, 4.125%, 4/15/2026 (n)		1,040,000	998,457
International Game Technology PLC, 6.25%, 1/15/2027 (n)		230,000	233,163
Marriott International, Inc., 2.85%, 4/15/2031		440,000	375,164
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)		91,000	76,663
Sands China Ltd., 4.3%, 1/08/2026		600,000	563,856

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Sands China Ltd., 4.875%, 6/18/2030		$500,000	$454,672
Scientific Games Holdings LP/Scientific Games US Finco, Inc., 6.625%, 3/01/2030 (n)		584,000	518,142
VICI Properties LP, REIT, 4.95%, 2/15/2030		555,000	530,519
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)		803,000	746,621
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)		680,000	606,050
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		650,000	567,502
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)		688,000	633,475
			$8,557,497
Industrial – 1.4%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)		$210,000	$191,416
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)		640,000	556,097
APi Escrow Corp., 4.75%, 10/15/2029 (n)		990,000	896,950
CPI Property Group S.A., 3.75% to 7/27/2028, FLR (EUR Swap Rate - 5yr. + 4.338%) to 7/27/2033, FLR (EUR Swap Rate - 5yr. + 4.588%) to 7/27/2048, FLR (EUR Swap Rate - 5yr. + 5.338%) to 1/27/2170	EUR	420,000	152,723
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$1,000,000	986,270
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		966,000	630,833
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)		873,000	801,595
			$4,215,884
Insurance – 1.1%
AIA Group Ltd., 0.88% to 9/09/2028, FLR (EUR Swap Rate - 5yr. + 1.1%) to 9/09/2033	EUR	360,000	$312,252
ASR Nederland N.V., 7% to 12/07/2033, FLR (EUR Swap Rate - 5yr. + 5.3%) to 12/07/2043		370,000	426,676
Assicurazioni Generali S.p.A., 5.399%, 4/20/2033		480,000	530,764
AXA S.A., 5.5% to 7/11/2033, FLR (EURIBOR - 3mo. + 3.6%) to 7/11/2043		490,000	539,553
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)		$651,000	537,728
Equitable Holdings, Inc., 5.594%, 1/11/2033		455,000	452,310
NN Group N.V., 6.367% to 11/03/2033, FLR (EURIBOR - 3mo. + 4%) to 11/03/2043	EUR	300,000	330,585
			$3,129,868
Insurance - Health – 0.4%
Humana, Inc., 5.5%, 3/15/2053		$104,000	$106,076
UnitedHealth Group, Inc., 5.3%, 2/15/2030		416,000	439,120
UnitedHealth Group, Inc., 4.625%, 7/15/2035		509,000	513,744
			$1,058,940

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.4%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)		$373,000	$356,196
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)		168,000	140,628
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)		283,000	234,092
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		285,000	266,046
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)		70,000	60,385
American International Group, Inc., 5.125%, 3/27/2033		317,000	318,491
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		238,000	201,163
Aon Corp./Aon Global Holdings PLC, 3.9%, 2/28/2052		387,000	311,610
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)		530,000	458,841
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)		325,000	317,694
Hub International Ltd., 5.625%, 12/01/2029 (n)		937,000	833,930
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030		316,000	269,799
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	335,000	332,684
			$4,101,559
International Market Quasi-Sovereign – 1.0%
Caixa Geral de Depositos S.A. (Republic of Portugal), 5.75%, 10/31/2028	EUR	200,000	$227,166
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		400,000	365,408
EnBW International Finance B.V., 3.5%, 7/24/2028		305,000	333,805
EnBW International Finance B.V., 4.049%, 11/22/2029		100,000	112,499
La Banque Postale S.A., 4%, 5/03/2028		700,000	770,743
La Banque Postale S.A., 4.375%, 1/17/2030		400,000	435,668
NBN Co. Ltd. (Commonwealth of Australia), 4.375%, 3/15/2033		189,000	213,062
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$425,000	345,297
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034	EUR	200,000	166,299
			$2,969,947
International Market Sovereign – 2.6%
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	10,002,000	$6,737,981
Government of Bermuda, 2.375%, 8/20/2030 (n)		$239,000	205,301
Government of Bermuda, 5%, 7/15/2032 (n)		731,000	732,732
			$7,676,014

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Local Authorities – 0.4%
Province of Alberta, 4.5%, 12/01/2040	CAD	410,000	$320,011
Province of British Columbia, 2.95%, 6/18/2050		315,000	193,492
Province of Ontario, 1.9%, 12/02/2051		1,554,000	751,003
			$1,264,506
Machinery & Tools – 0.9%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$255,000	$236,508
Ritchie Bros Holdings, Inc., 6.75%, 3/15/2028 (n)		495,000	512,325
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)		924,000	981,750
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	241,000	211,145
Terex Corp., 5%, 5/15/2029 (n)		$644,000	598,991
			$2,540,719
Major Banks – 5.6%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$563,000	$439,798
Banco de Sabadell S.A., 5.25% to 2/07/2028, FLR (EUR Swap Rate - 1yr. + 2.4%) to 2/07/2029	EUR	300,000	317,872
Banco de Sabadell S.A., 5% to 11/19/2027, FLR (EUR Swap Rate - 5yr. + 5.171%) to 2/19/2170		200,000	157,572
Bank of America Corp., 5.202% to 4/25/2033, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$509,000	512,384
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		894,000	747,051
Barclays Bank PLC, 8.407% to 11/14/2027, FLR (GBP Swap Rate - 5yr. + 4.75%) to 11/14/2032	GBP	155,000	202,095
Barclays Bank PLC, FLR, 5.235% (LIBOR - 6mo.), 8/14/2171		$490,000	436,100
BNP Paribas S.A., 4.25% to 4/13/2030, FLR (EURIBOR - 3mo. + 1.37%) to 4/13/2031	EUR	300,000	328,711
BNP Paribas S.A., 5.284%, 3/23/2172		$660,000	554,440
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		688,000	547,519
Credit Agricole S.A., 4.75%, 3/23/2171 (n)		261,000	200,709
Credit Suisse AG (London), 2.125%, 5/31/2024	EUR	380,000	405,275
Credit Suisse Group AG, 7.75% to 3/01/2028, FLR (EUR ICE Swap Rate - 1yr. + 4.95%) to 3/01/2029		440,000	528,472
Erste Group Bank AG, 5.125% to 10/15/2025, FLR (EUR Swap Rate - 5yr. + 4.851%) to 10/15/2171		400,000	370,336
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		$649,000	530,173
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		344,000	265,505
HSBC Bank PLC, FLR, 5.251% (LIBOR - 6mo. + 0.10%), 6/11/2171		80,000	79,000

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Bank PLC, FLR, 5.401% (LIBOR - 6mo. + 0.25%), 12/19/2171		$220,000	$217,178
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		298,000	277,479
HSBC Holdings PLC, 4.787% to 3/10/2031, FLR (EURIBOR - 3mo. + 1.55%) to 3/10/2032	EUR	370,000	413,717
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170		$380,000	319,200
HSBC Holdings PLC, FLR, 5.459% (LIBOR - 6mo. + 0.25%), 3/18/2171		170,000	167,819
ING Groep N.V., 1% to 11/16/2027, FLR (EUR Swap Rate - 5yr. + 1.15%) to 11/16/2032	EUR	400,000	364,451
ING Groep N.V., 6.25%, 5/20/2033	GBP	400,000	491,155
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		$622,000	501,367
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051		890,000	632,762
mBank S.A., 0.966% to 9/21/2026, FLR (EURIBOR - 3mo. + 1.25%) to 9/21/2027	EUR	500,000	425,642
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		$902,000	811,262
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		556,000	508,554
NatWest Group PLC, 5.763% to 2/28/2029, FLR (EUR Swap Rate - 5yr. + 2.6%) to 2/28/2034	EUR	260,000	288,345
NatWest Group PLC, 4.5% to 9/30/2028, FLR (GBP Swap Rate - 5yr. + 3.992%) to 3/31/2171	GBP	249,000	233,068
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029	EUR	300,000	271,454
Toronto Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082		$570,000	580,562
Toronto-Dominion Bank, 4.108%, 6/08/2027		719,000	699,700
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		749,000	595,367
Unicaja Banco S.A., 1% to 12/01/2025, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 12/01/2026	EUR	400,000	394,790
Unicaja Banco S.A., 5.13% to 2/21/2028, FLR (EUR Swap Rate - 1yr. + 2.15%) to 2/21/2029		300,000	321,380
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$530,000	482,262
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070	EUR	400,000	315,144

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$612,000	$534,190
			$16,469,860
Medical & Health Technology & Services – 4.6%
180 Medical, Inc., 3.875%, 10/15/2029 (n)		$765,000	$681,275
AdaptHealth LLC, 4.625%, 8/01/2029 (n)		364,000	294,984
Alcon Finance B.V., 2.375%, 5/31/2028	EUR	230,000	237,477
Alcon Finance Corp., 3.8%, 9/23/2049 (n)		$200,000	158,763
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		929,000	868,964
Becton, Dickinson and Co., 4.298%, 8/22/2032		166,000	161,138
Catalent, Inc., 3.125%, 2/15/2029 (n)		874,000	743,797
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		968,000	849,358
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)		430,000	425,895
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)		872,000	620,621
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)		551,000	459,239
CVS Health Corp., 5.625%, 2/21/2053		362,000	363,724
DaVita, Inc., 4.625%, 6/01/2030 (n)		645,000	561,840
Encompass Health Corp., 5.75%, 9/15/2025		265,000	264,368
Encompass Health Corp., 4.75%, 2/01/2030		728,000	671,345
Encompass Health Corp., 4.625%, 4/01/2031		115,000	103,122
HCA, Inc., 5.25%, 6/15/2026		209,000	209,754
HCA, Inc., 5.125%, 6/15/2039		287,000	269,862
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)		965,000	941,532
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)		255,000	216,957
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		318,000	204,680
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		205,000	200,032
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)		545,000	453,230
Syneos Health, Inc., 3.625%, 1/15/2029 (n)		684,000	571,619
Tenet Healthcare Corp., 6.125%, 10/01/2028		860,000	834,379
Tenet Healthcare Corp., 4.375%, 1/15/2030		222,000	203,984
Tenet Healthcare Corp., 6.125%, 6/15/2030 (n)		564,000	557,859
Thermo Fisher Scientific (Finance I) B.V., 2%, 10/18/2051	EUR	330,000	230,743
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$519,000	461,137
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)		543,000	484,627
			$13,306,305
Medical Equipment – 0.7%
Embecta Corp., 5%, 2/15/2030 (n)		$442,000	$381,256
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)		751,000	807,325
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)		400,000	345,985

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical Equipment – continued
Teleflex, Inc., 4.625%, 11/15/2027		$664,000	$639,100
			$2,173,666
Metals & Mining – 2.7%
Anglo American Capital PLC, 4.5%, 9/15/2028	EUR	100,000	$112,046
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$371,000	376,382
Anglo American Capital PLC, 4.75%, 9/21/2032	EUR	200,000	220,314
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$742,000	715,620
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		615,000	507,191
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)		520,000	498,642
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		399,000	371,070
Ero Copper Corp., 6.5%, 2/15/2030 (n)		470,000	418,159
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		1,023,000	888,607
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		435,000	367,402
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)		811,000	681,654
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)		922,000	814,163
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)		441,000	349,479
Novelis Corp., 3.25%, 11/15/2026 (n)		351,000	321,328
Novelis Corp., 4.75%, 1/30/2030 (n)		656,000	593,597
Novelis Corp., 3.875%, 8/15/2031 (n)		358,000	299,790
Petra Diamonds US$ Treasury PLC, 10.5% (10.5% PIK/9.75% Cash to 6/30/2023), 9.75% Cash to 3/08/2026 (n)(p)		359,894	340,100
TMS International Corp., 6.25%, 4/15/2029 (n)		175,000	135,236
			$8,010,780
Midstream – 4.3%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		$632,000	$560,112
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		903,000	785,172
Enbridge, Inc., 5.7%, 3/08/2033		289,000	300,124
Enbridge, Inc., 5.375%, 9/27/2077	CAD	570,000	393,638
Energy Transfer LP, 5.55%, 2/15/2028		$221,000	225,328
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171		343,000	288,977
EQM Midstream Partners LP, 6%, 7/01/2025 (n)		65,000	63,858
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)		60,000	58,500
EQM Midstream Partners LP, 5.5%, 7/15/2028		1,317,000	1,200,476
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)		555,000	471,659
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		467,502	404,980
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027		227,000	226,528
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030		546,000	546,732
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		405,344	394,500

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		$1,097,000	$1,050,893
NuStar Logistics, LP, 6.375%, 10/01/2030		68,000	65,485
Peru LNG, 5.375%, 3/22/2030		1,047,000	845,452
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		233,000	210,420
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		285,000	285,026
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		507,000	490,932
Tallgrass Energy Partners LP, 6%, 3/01/2027 (n)		127,000	122,533
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		1,095,000	1,013,059
Targa Resources Corp., 4.2%, 2/01/2033		48,000	43,609
Targa Resources Corp., 4.95%, 4/15/2052		290,000	240,331
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029		755,000	771,081
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		860,000	772,451
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)		159,000	161,227
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		574,000	508,479
			$12,501,562
Municipals – 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “M-A”, 2.641%, 7/01/2037		$565,000	$520,397
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		605,000	505,811
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		209,000	177,549
			$1,203,757
Natural Gas - Distribution – 0.1%
ENGIE S.A., 4.25%, 1/11/2043	EUR	100,000	$109,135
NiSource, Inc., 5.25%, 3/30/2028		$77,000	78,647
			$187,782
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 0.75%, 3/15/2029	EUR	340,000	$306,864
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	740,000	639,725
			$946,589
Network & Telecom – 0.6%
AT&T, Inc., 3.5%, 9/15/2053		$348,000	$249,595
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)		200,000	192,442
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		854,000	808,026
Total Play Telecomunicaciones S.A. de C.V., 7.5%, 11/12/2025 (n)		358,000	250,245

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Network & Telecom – continued
Verizon Communications, Inc., 2.1%, 3/22/2028		$273,000	$244,053
			$1,744,361
Oil Services – 0.7%
MV24 Capital B.V., 6.748%, 6/01/2034		$856,500	$764,833
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		715,000	673,941
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)		496,000	476,160
			$1,914,934
Oils – 1.2%
Neste Oyj, 0.75%, 3/25/2028	EUR	400,000	$384,967
Parkland Corp., 4.625%, 5/01/2030 (n)		$1,175,000	1,022,343
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		444,000	408,413
Puma International Financing S.A., 5%, 1/24/2026		1,616,000	1,451,772
Thaioil Treasury Center Co. Ltd., 5.375%, 11/20/2048 (n)		359,000	306,773
			$3,574,268
Other Banks & Diversified Financials – 3.0%
AIB Group PLC, 5.75% to 2/16/2028, FLR (EUR Swap Rate - 1yr. + 2.85%) to 2/16/2029	EUR	265,000	$303,554
Alpha Bank, 4.25%, 2/13/2030		490,000	433,688
Arion Banki HF, 4.875%, 12/21/2024		560,000	602,452
Bangkok Bank Public Co. Ltd., 3.466% to 9/23/2031, FLR (CMT - 5yr. + 2.15%) to 9/23/2036		$800,000	654,992
Bank Leumi le-Israel B.M., 5.125%, 7/27/2027 (n)		744,000	736,560
Bank of Cyprus PCL, 2.5% to 6/24/2026, FLR (EUR Swap Rate - 5yr. + 2.785%) to 6/24/2027	EUR	330,000	306,061
Banque Federative du Credit Mutuel S.A., 4.375%, 5/02/2030		400,000	442,714
Belfius Bank S.A., 3.625% to 4/16/2025, FLR (EUR Swap Rate - 5yr. + 2.938%) to 4/16/2068		400,000	311,010
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		$500,000	390,810
CaixaBank S.A., 6.875% to 10/25/2028, FLR (GBP Swap Rate - 5yr. + 3.7%) to 10/25/2033	GBP	200,000	245,341
CaixaBank S.A., 3.625% to 3/14/2029, FLR (EUR Swap Rate - 5yr. + 3.857%) to 12/14/2170	EUR	600,000	430,568
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	300,000	362,743
Deutsche Bank AG, 4% to 6/24/2027, FLR (EUR ICE Swap Rate - 5yr. + 3.3%) to 6/24/2032	EUR	300,000	285,280
Deutsche Bank AG, 6.75% to 4/30/2029, FLR (EUR Swap Rate - 5yr. + 5.692%) to 4/04/2171		200,000	166,684
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$278,000	268,774

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Groupe BPCE S.A., 1.75% to 2/02/2029, FLR (EUR Swap Rate - 5yr. + 1.57%) to 2/02/2034	EUR	400,000	$356,897
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042		300,000	242,008
KBC Group N.V., 4.375% to 4/19/2029, FLR (EURIBOR - 3mo. + 1.38%) to 4/19/2030		200,000	221,720
Macquarie AirFinance Ltd., 8.375%, 5/01/2028 (n)		$426,000	426,281
Macquarie Group Ltd., 4.08%, 5/31/2029	GBP	470,000	537,827
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		$359,000	340,543
Skipton Building Society, 6.25%, 4/25/2029	GBP	400,000	498,442
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030		275,000	320,701
			$8,885,650
Personal Computers & Peripherals – 0.4%
NCR Corp., 5%, 10/01/2028 (n)		$760,000	$662,850
NCR Corp., 5.125%, 4/15/2029 (n)		452,000	390,980
			$1,053,830
Pharmaceuticals – 1.2%
1375209 BC Ltd., 9%, 1/30/2028 (n)		$395,000	$391,050
Amgen, Inc., 5.25%, 3/02/2030		222,000	228,004
Amgen, Inc., 5.6%, 3/02/2043		312,000	321,049
Bausch Health Co., Inc., 11%, 9/30/2028 (n)		447,000	360,394
Bausch Health Co., Inc., 14%, 10/15/2030 (n)		89,000	56,960
Jazz Securities DAC, 4.375%, 1/15/2029 (n)		985,000	905,279
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		580,000	533,603
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		715,000	637,096
			$3,433,435
Pollution Control – 1.0%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$255,000	$248,036
GFL Environmental, Inc., 4%, 8/01/2028 (n)		635,000	579,552
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		86,000	78,162
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		235,000	218,717
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		285,000	257,936
Stericycle, Inc., 3.875%, 1/15/2029 (n)		769,000	691,870
Waste Connections, Inc., 4.2%, 1/15/2033		385,000	369,871
Waste Management, Inc., 4.625%, 2/15/2033		426,000	431,320
			$2,875,464

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – 0.5%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$705,000	$556,964
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		490,000	488,411
Taseko Mines Ltd., 7%, 2/15/2026 (n)		537,000	495,430
			$1,540,805
Printing & Publishing – 0.3%
Cimpress PLC, 7%, 6/15/2026		$920,000	$770,242
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 0.993%, 10/15/2026	EUR	210,000	$164,224
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$691,000	578,823
			$743,047
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$298,000	$266,088
Corporate Office Property LP, REIT, 2%, 1/15/2029		197,000	152,205
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		393,000	298,592
			$716,885
Real Estate - Other – 0.6%
EPR Properties, REIT, 3.6%, 11/15/2031		$333,000	$259,023
Lexington Realty Trust Co., 2.7%, 9/15/2030		506,000	410,014
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		382,000	312,411
XHR LP, REIT, 4.875%, 6/01/2029 (n)		772,000	670,026
			$1,651,474
Real Estate - Retail – 0.2%
Regency Centers Corp., 3.7%, 6/15/2030		$152,000	$139,253
STORE Capital Corp., REIT, 2.75%, 11/18/2030		316,000	235,499
WEA Finance LLC, 2.875%, 1/15/2027 (n)		400,000	349,610
			$724,362
Restaurants – 0.3%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$635,000	$514,408
McDonald's Corp., 4.25%, 3/07/2035	EUR	310,000	350,248
			$864,656
Retailers – 1.3%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$777,000	$691,539
AutoZone, Inc., 4.75%, 8/01/2032		212,000	210,932
Bath & Body Works, Inc., 5.25%, 2/01/2028		1,101,000	1,052,562
Hanesbrands, Inc., 9%, 2/15/2031 (n)		400,000	409,460
Home Depot, Inc., 4.875%, 2/15/2044		248,000	246,839

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Home Depot, Inc., 3.625%, 4/15/2052		$399,000	$325,177
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		431,000	394,809
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		753,000	609,019
			$3,940,337
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$356,000	$303,268
Specialty Stores – 1.0%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$384,000	$318,387
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)		553,000	490,711
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		220,000	190,435
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		390,000	321,286
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		455,000	305,014
Penske Automotive Group Co., 3.75%, 6/15/2029		761,000	661,691
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		565,000	557,164
			$2,844,688
Supermarkets – 0.3%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)		$369,000	$356,711
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)		560,000	496,158
			$852,869
Supranational – 1.8%
Corporacion Andina de Fomento, 4.5%, 3/07/2028	EUR	440,000	$493,999
European Stability Mechanism, 1%, 6/23/2027		1,040,000	1,059,228
European Stability Mechanism, 0.5%, 3/05/2029		1,070,000	1,026,749
European Stability Mechanism, 0.01%, 10/15/2031		1,860,000	1,601,572
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	405,000	271,222
West African Development Bank, 4.7%, 10/22/2031 (n)		$806,000	658,341
			$5,111,111
Telecommunications - Wireless – 2.1%
Altice France S.A., 6%, 2/15/2028 (n)		$1,185,000	$729,688
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)		295,000	219,478
Cellnex Telecom S.A., 1.75%, 10/23/2030	EUR	500,000	452,214
Crown Castle, Inc., REIT, 3.7%, 6/15/2026		$314,000	303,502
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		625,000	483,816
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		336,000	302,547
Rogers Communications, Inc., 3.7%, 11/15/2049		339,000	245,716
SBA Communications Corp., 3.875%, 2/15/2027		512,000	477,544
SBA Communications Corp., 3.125%, 2/01/2029		1,075,000	919,664
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		900,000	830,388

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
T-Mobile USA, Inc., 3.875%, 4/15/2030		$664,000	$625,191
Vodafone Group PLC, 3.375%, 8/08/2049	GBP	360,000	311,200
Vodafone Group PLC, 5.625%, 2/10/2053		$299,000	295,172
			$6,196,120
Telephone Services – 0.4%
Telstra Group Ltd., 3.75%, 5/04/2031	EUR	480,000	$533,387
TELUS Corp., 2.85%, 11/13/2031	CAD	825,000	529,514
			$1,062,901
Tobacco – 0.4%
B.A.T. International Finance PLC, 2.25%, 1/16/2030	EUR	350,000	$321,146
Philip Morris International, Inc., 5.125%, 11/17/2027		$509,000	521,214
Vector Group Ltd., 5.75%, 2/01/2029 (n)		370,000	331,013
			$1,173,373
Transportation - Services – 0.9%
Autostrade per L'Italia S.p.A., 4.75%, 1/24/2031	EUR	280,000	$304,372
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031		300,000	266,898
Sydney Airport Finance Co. Pty Ltd., 4.375%, 5/03/2033		486,000	537,704
Transurban Finance Co., 1.45%, 5/16/2029		300,000	288,733
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033		170,000	189,918
Triton International Ltd., 3.15%, 6/15/2031 (n)		$395,000	313,227
United Parcel Service, 5.05%, 3/03/2053		656,000	675,904
			$2,576,756
U.S. Treasury Obligations – 2.7%
U.S. Treasury Bonds, 3.5%, 2/15/2033		$2,100,000	$2,112,469
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)		3,449,000	2,783,585
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)		3,775,000	2,919,874
			$7,815,928
Utilities - Electric Power – 5.7%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$1,096,000	$1,045,097
American Electric Power Co., Inc., 5.625%, 3/01/2033		509,000	533,215
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		86,000	72,714
Bruce Power LP, 2.68%, 12/21/2028	CAD	750,000	505,257
Calpine Corp., 4.5%, 2/15/2028 (n)		$913,000	850,284
Calpine Corp., 5.125%, 3/15/2028 (n)		773,000	714,027
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		533,000	505,110
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,380,000	1,180,670
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	550,000	697,663
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		$740,000	587,591

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel Finance International N.V., 4.5%, 2/20/2043	EUR	230,000	$245,827
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$271,000	234,859
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	325,000	308,266
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170		315,000	250,779
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,023,000	985,165
Evergy, Inc., 2.9%, 9/15/2029		418,000	376,162
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		186,000	157,783
Listrindo Capital B.V., 4.95%, 9/14/2026		910,000	854,921
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		594,000	514,190
National Grid Electricity Transmission PLC, 2%, 4/17/2040	GBP	420,000	328,426
National Grid PLC, 3.875%, 1/16/2029	EUR	210,000	232,057
National Grid PLC, 4.275%, 1/16/2035		200,000	219,159
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025		$214,000	217,558
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		107,000	102,720
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		735,000	690,900
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		511,000	532,245
ReNew Power Private Ltd., 5.875%, 3/05/2027		379,000	350,007
Southern California Edison Co., 3.65%, 2/01/2050		277,000	215,511
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		696,477	683,044
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		565,000	540,270
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		768,000	735,360
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		541,000	501,772
Virginia Electric & Power Co., 3.5%, 3/15/2027		279,000	269,874
Virginia Electric & Power Co., 2.875%, 7/15/2029		175,000	160,010
Xcel Energy, Inc., 4.6%, 6/01/2032		159,000	156,195
			$16,554,688
Utilities - Gas – 0.3%
EP Infrastructure A.S., 1.698%, 7/30/2026	EUR	480,000	$451,469
EP Infrastructure A.S., 2.045%, 10/09/2028		650,000	563,717
			$1,015,186
Total Bonds (Identified Cost, $409,259,546)			$375,095,696
Common Stocks – 0.2%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)		7,339	$181,640

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	520	$174,221
Total Common Stocks (Identified Cost, $805,739)		$355,861
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	768	$4,992
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	768	3,264
Total Contingent Value Rights (Identified Cost, $0)		$8,256

	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	3/16/21	7,000	$4,399

Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 4.59% (v) (Identified Cost, $7,926,108)	7,925,674	$7,927,259

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
iTraxx Europe Crossover Series 39 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – May 2023 @ 5.5%	Put	BNP Paribas S.A.	$ 4,493,819	EUR 3,950,000	$2,502
iTraxx Europe Crossover Series 39 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – May 2023 @ 5.5%	Put	Goldman Sachs International	5,551,858	4,880,000	3,092
Total Purchased Options (Premiums Paid, $58,116)					$5,594

Portfolio of Investments (unaudited) – continued

Other Assets, Less Liabilities – (31.2)%	(91,079,808)
Net Assets – 100.0%	$292,317,257

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,927,259 and $375,469,806, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $202,509,865, representing 69.3% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026	11/04/19	$869,000	$182,381
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Portfolio of Investments (unaudited) – continued
SONIA	Sterling Overnight Index Average
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 4/30/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CHF	390,729	USD	439,965	Merrill Lynch International	7/21/2023	$1,064
EUR	400,144	USD	440,769	Brown Brothers Harriman	7/21/2023	2,097
EUR	677,089	USD	746,532	HSBC Bank	7/21/2023	2,848
EUR	2,164,452	USD	2,390,419	Merrill Lynch International	7/21/2023	5,129
EUR	418,081	USD	461,228	State Street Bank Corp.	7/21/2023	1,490
EUR	99,948	USD	110,509	UBS AG	7/21/2023	110
GBP	87,392	USD	109,352	HSBC Bank	7/21/2023	647
GBP	273,422	USD	341,419	JPMorgan Chase Bank N.A.	7/21/2023	2,731
GBP	586,677	USD	729,690	Merrill Lynch International	7/21/2023	8,746
GBP	6,231,448	USD	7,767,643	State Street Bank Corp.	7/21/2023	75,736
IDR	21,679,309,893	USD	1,465,630	Barclays Bank PLC	5/10/2023	11,831
SEK	1,162,151	USD	112,920	State Street Bank Corp.	7/21/2023	857
THB	115,942,071	USD	3,391,598	JPMorgan Chase Bank N.A.	6/13/2023	17,358
USD	671,700	AUD	996,375	HSBC Bank	7/21/2023	10,171
USD	582,947	AUD	866,240	Merrill Lynch International	7/21/2023	7,821
USD	12,581,199	AUD	18,626,812	State Street Bank Corp.	7/21/2023	214,212
USD	6,811,827	CAD	9,131,962	HSBC Bank	7/21/2023	60,982
USD	2,222,443	CAD	2,979,664	State Street Bank Corp.	7/21/2023	19,713
USD	2,960,082	CNH	20,206,753	Barclays Bank PLC	7/21/2023	24,988
USD	11,019	CZK	235,838	HSBC Bank	7/21/2023	15
USD	27,820	EUR	25,039	Barclays Bank PLC	7/21/2023	108
USD	586,211	EUR	528,014	HSBC Bank	7/21/2023	1,822

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	110,853	EUR	99,871	JPMorgan Chase Bank N.A.	7/21/2023	$319
USD	1,682,724	EUR	1,519,630	State Street Bank Corp.	7/21/2023	847
USD	1,381,867	JPY	183,678,812	Merrill Lynch International	7/21/2023	17,251
USD	2,400,392	KRW	3,092,459,964	Barclays Bank PLC	5/10/2023	89,050
USD	3,960,253	KRW	5,261,638,640	Barclays Bank PLC	7/10/2023	13,089
USD	666,838	NOK	7,020,948	State Street Bank Corp.	7/21/2023	5,525
USD	120,060	NZD	193,461	State Street Bank Corp.	7/21/2023	470
USD	1,460,957	SGD	1,942,735	Merrill Lynch International	7/21/2023	679
USD	4,712,307	TWD	139,847,142	Barclays Bank PLC	5/05/2023	162,300
						$760,006
Liability Derivatives
AUD	1,270,696	USD	857,991	Merrill Lynch International	7/21/2023	$(14,331)
CAD	695,146	USD	518,479	Merrill Lynch International	7/21/2023	(4,589)
EUR	438,520	USD	487,123	Brown Brothers Harriman	7/21/2023	(1,782)
EUR	297,354	USD	329,804	State Street Bank Corp.	7/21/2023	(703)
JPY	966,015,962	USD	7,351,865	UBS AG	7/21/2023	(174,985)
KRW	409,100,714	USD	311,843	Citibank N.A.	7/10/2023	(4,945)
NOK	45,164,206	USD	4,303,001	HSBC Bank	7/21/2023	(48,920)
NOK	7,573,944	USD	733,039	Merrill Lynch International	7/21/2023	(19,639)
NZD	153,817	USD	95,450	UBS AG	7/21/2023	(367)
SGD	2,106,550	USD	1,583,916	BNP Paribas S.A.	7/21/2023	(505)
USD	427,481	CHF	379,592	HSBC Bank	7/21/2023	(978)
USD	223	EUR	202	Brown Brothers Harriman	7/21/2023	(1)
USD	35,266,600	EUR	32,003,128	HSBC Bank	7/21/2023	(153,428)
USD	368,020	EUR	334,186	JPMorgan Chase Bank N.A.	7/21/2023	(1,846)
USD	4,205,923	EUR	3,819,791	State Street Bank Corp.	7/21/2023	(21,697)
USD	1,100,353	EUR	998,342	UBS AG	7/21/2023	(4,580)
USD	324,307	GBP	261,153	HSBC Bank	7/21/2023	(4,401)
USD	495,873	GBP	398,428	JPMorgan Chase Bank N.A.	7/21/2023	(5,619)
USD	14,527,404	GBP	11,609,645	State Street Bank Corp.	7/21/2023	(85,389)
USD	1,238,630	MXN	22,805,757	HSBC Bank	7/21/2023	(9,651)
USD	116,694	SEK	1,202,012	HSBC Bank	7/21/2023	(985)
USD	151,755	THB	5,170,301	Barclays Bank PLC	7/19/2023	(808)
						$(560,149)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	92	$7,454,690	June – 2023	$13,581
Canadian Treasury Bond 5 yr	Long	CAD	170	14,289,109	June – 2023	204,371
Euro-Bund 10 yr	Long	EUR	3	448,121	June – 2023	1,516

Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Interest Rate Futures - continued
Euro-Buxl 30 yr	Long	EUR	18	$2,766,872	June – 2023	$155,063
U.S. Treasury Bond	Long	USD	125	16,457,031	June – 2023	730,874
U.S. Treasury Note 2 yr	Short	USD	196	40,408,156	June – 2023	53
						$1,105,458
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	17	$1,581,991	June – 2023	$(20,127)
Euro-Bobl 5 yr	Short	EUR	320	41,597,166	June – 2023	(991,794)
Euro-Schatz 2 yr	Short	EUR	298	34,700,098	June – 2023	(261,406)
Long Gilt 10 yr	Short	GBP	11	1,402,609	June – 2023	(4,929)
U.S. Treasury Note 10 yr	Short	USD	189	21,773,390	June – 2023	(644,512)
U.S. Treasury Note 5 yr	Short	USD	260	28,532,969	June – 2023	(624,448)
U.S. Treasury Ultra Bond	Short	USD	9	1,272,656	June – 2023	(8,799)
U.S. Treasury Ultra Note 10 yr	Long	USD	47	5,708,297	June – 2023	(107,646)
						$(2,663,661)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	560,000	Barclays Bank PLC	5.00%/Quarterly	1	$3,067	$84,295	$87,362
(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore PLC, 1.875%, 9/13/23, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody's, Fitch, and Standard & Poor's rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index's reference basket of securities.
At April 30, 2023, the fund had liquid securities with an aggregate value of $3,527,802 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $410,123,401)	$375,469,806
Investments in affiliated issuers, at value (identified cost, $7,926,108)	7,927,259
Cash	231,565
Receivables for
Forward foreign currency exchange contracts	760,006
Investments sold	5,561,117
Interest	5,139,218
Uncleared swaps, at value (net of unamortized premiums paid, $84,295)	87,362
Other assets	39,415
Total assets	$395,215,748
Liabilities
Notes payable	$95,000,000
Payables for
Distributions	159,325
Forward foreign currency exchange contracts	560,149
Net daily variation margin on open futures contracts	317,940
Investments purchased	5,622,921
When-issued investments purchased	803,775
Capital shares reacquired	22,210
Payable to affiliates
Investment adviser	24,232
Administrative services fee	570
Transfer agent and dividend disbursing costs	5,278
Payable for independent Trustees' compensation	3,386
Accrued interest expense	106,018
Deferred country tax expense payable	134,409
Accrued expenses and other liabilities	138,278
Total liabilities	$102,898,491
Net assets	$292,317,257

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$363,353,931
Total distributable earnings (loss)	(71,036,674)
Net assets	$292,317,257
Shares of beneficial interest outstanding (58,489,688 shares authorized less 28,657 capital shares to be retired)	58,461,031
Net asset value per share (net assets of $292,317,257 / 58,461,031 shares of beneficial interest outstanding)	$5.00
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$11,807,192
Dividends from affiliated issuers	134,903
Dividends	46,943
Other	7,531
Total investment income	$11,996,569
Expenses
Management fee	$1,150,936
Transfer agent and dividend disbursing costs	45,190
Administrative services fee	26,433
Independent Trustees' compensation	7,088
Stock exchange fee	29,241
Custodian fee	21,386
Shareholder communications	74,729
Audit and tax fees	46,908
Legal fees	3,486
Interest expense and fees	2,567,656
Miscellaneous	26,031
Total expenses	$3,999,084
Net investment income (loss)	$7,997,485

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $27,020 country tax)	$(12,320,462)
Affiliated issuers	203
Written options	203,480
Futures contracts	2,443,803
Swap agreements	135,935
Forward foreign currency exchange contracts	(5,242,243)
Foreign currency	(335,976)
Net realized gain (loss)	$(15,115,260)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $5,985 decrease in deferred country tax)	$36,899,157
Affiliated issuers	918
Written options	(41,385)
Futures contracts	(3,905,365)
Swap agreements	13,023
Forward foreign currency exchange contracts	1,122,954
Translation of assets and liabilities in foreign currencies	47,666
Net unrealized gain (loss)	$34,136,968
Net realized and unrealized gain (loss)	$19,021,708
Change in net assets from operations	$27,019,193
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22
Change in net assets
From operations
Net investment income (loss)	$7,997,485	$14,832,828
Net realized gain (loss)	(15,115,260)	3,828,966
Net unrealized gain (loss)	34,136,968	(76,301,247)
Change in net assets from operations	$27,019,193	$(57,639,453)
Distributions to shareholders	$(3,373,593)	$(23,699,603)
Tax return of capital distributions to shareholders	$—	$(2,886,930)
Distributions from other sources	$(8,240,627)	$—
Change in net assets from fund share transactions	$(4,901,741)	$(3,778,163)
Total change in net assets	$10,503,232	$(88,004,149)
Net assets
At beginning of period	281,814,025	369,818,174
At end of period	$292,317,257	$281,814,025
See Notes to Financial Statements

Financial Statements
Statement of Cash Flows
Six months ended 4/30/23 (unaudited)
This statement provides a summary of cash flows from investment activity for the fund.
Cash flows from operating activities:
Change in net assets from operations	$27,019,193
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(127,778,513)
Proceeds from disposition of investment securities	145,105,527
Proceeds from disposition of short-term investments, net	2,743,988
Realized gain/loss on investments	12,293,442
Unrealized appreciation/depreciation on investments	(36,894,090)
Unrealized appreciation/depreciation on foreign currency contracts	(1,122,954)
Unrealized appreciation/depreciation on swaps	(13,023)
Net amortization/accretion of income	(637,406)
Decrease in interest receivable	165,106
Decrease in accrued expenses and other liabilities	(7,743)
Decrease in receivable for net daily variation margin on open futures contracts	220,802
Increase in payable for net daily variation margin on open futures contracts	317,940
Increase in other assets	(29,507)
Decrease in interest payable	(47,167)
Net cash provided by operating activities	$21,335,595
Cash flows from financing activities:
Distributions paid in cash	$(11,614,833)
Decrease in notes payable	(5,000,000)
Repurchase of shares of beneficial interest	(5,059,066)
Decrease in payable to custodian	(4)
Net cash used by financing activities	$(21,673,903)
Net decrease in cash and restricted cash	$(338,308)
Cash and restricted cash:
Beginning of period (including foreign currency of $94,945)	$569,873
End of period	$231,565
Supplemental disclosure of cash flow information:
Cash paid during the six months ended April 30, 2023 for interest was $2,614,823.
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
	4/30/23 (unaudited)	10/31/22	10/31/21	10/31/20	10/31/19	10/31/18
Net asset value, beginning of period	$4.73	$6.12	$6.19	$6.37	$6.06	$6.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.25	$0.28	$0.29	$0.28	$0.25
Net realized and unrealized gain (loss)	0.32	(1.21)	0.15	(0.01)	0.50	(0.38)
Total from investment operations	$0.46	$(0.96)	$0.43	$0.28	$0.78	$(0.13)
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.39)	$(0.30)	$(0.34)	$(0.29)	$(0.29)
From tax return of capital	—	(0.05)	(0.20)	(0.15)	(0.21)	(0.22)
From other sources	(0.14)	—	—	—	—	—
Total distributions declared to shareholders	$(0.20)	$(0.44)	$(0.50)	$(0.49)	$(0.50)	$(0.51)
Net increase from repurchase of capital shares	$0.01	$0.01	$—	$0.03	$0.03	$0.03
Net asset value, end of period (x)	$5.00	$4.73	$6.12	$6.19	$6.37	$6.06
Market value, end of period	$4.59	$4.32	$6.58	$5.67	$6.01	$5.24
Total return at market value (%)	10.84(n)	(28.43)	25.80	2.77	25.05	(7.01)
Total return at net asset value (%) (j)(s)(x)	10.28(n)	(15.74)	7.18	5.86	14.60	(0.68)
Ratios (%) (to average net assets) and Supplemental data:
Expenses	2.75(a)	1.40	1.01	1.17	1.56	1.33
Net investment income (loss)	5.50(a)	4.57	4.40	4.63	4.54	4.00
Portfolio turnover	33(n)	56	70	78	65	47
Net assets at end of period (000 omitted)	$292,317	$281,814	$369,818	$372,635	$407,859	$407,535
Supplemental Ratios (%):
Ratios of expenses to average net assets excluding interest expense and fees	0.98(a)	0.86	0.81	0.84	0.84	0.80
Senior Securities:
Total notes payable outstanding (000 omitted)	$95,000	$100,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$4,077	$3,818	$4,698	$4,726	$5,079	$5,075

See Notes to Financial Statements

Financial Highlights – continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund's total liabilities (not including notes payable) from the fund's total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Multimarket Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Notes to Financial Statements (unaudited) - continued
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other

Notes to Financial Statements (unaudited) - continued
market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2023 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Luxembourg	$—	$189,896	$—	$189,896
United States	—	—	174,221	174,221
United Kingdom	—	4,399	—	4,399
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	7,815,928	—	7,815,928
Non - U.S. Sovereign Debt	—	70,232,551	—	70,232,551
Municipal Bonds	—	1,203,757	—	1,203,757
U.S. Corporate Bonds	—	183,458,018	—	183,458,018
Commercial Mortgage-Backed Securities	—	5,186,971	—	5,186,971
Asset-Backed Securities (including CDOs)	—	8,639,212	—	8,639,212
Foreign Bonds	—	98,564,853	—	98,564,853
Mutual Funds	7,927,259	—	—	7,927,259
Total	$7,927,259	$375,295,585	$174,221	$383,397,065
Other Financial Instruments
Futures Contracts – Assets	$1,105,458	$—	$—	$1,105,458
Futures Contracts – Liabilities	(2,663,661)	—	—	(2,663,661)
Forward Foreign Currency Exchange Contracts – Assets	—	760,006	—	760,006
Forward Foreign Currency Exchange Contracts – Liabilities	—	(560,149)	—	(560,149)
Swap Agreements – Assets	—	87,362	—	87,362
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/22	$323,557
Realized gain (loss)	120,538
Change in unrealized appreciation or depreciation	(149,336)
Disposed of as part of a corporate action	(120,538)
Balance as of 4/30/23	$174,221
The net change in unrealized appreciation or depreciation from investments held as level 3 at April 30, 2023 is $(39,639). At April 30, 2023, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign

Notes to Financial Statements (unaudited) - continued
currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Credit	Purchased Option Contracts	$5,594	$—
Interest Rate	Futures Contracts	1,105,458	(2,663,661)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	760,006	(560,149)
Credit	Uncleared Swap Agreements	87,362	—
Total		$1,958,420	$(3,223,810)
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$2,443,803	$—	$—	$—	$—
Foreign Exchange	—	—	(5,242,243)	—	—
Credit	—	135,935	—	185,592	203,480
Total	$2,443,803	$135,935	$(5,242,243)	$185,592	$203,480
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(3,905,365)	$—	$—	$—	$—
Foreign Exchange	—	—	1,122,954	—	—
Credit	—	13,023	—	(112,759)	(41,385)
Total	$(3,905,365)	$13,023	$1,122,954	$(112,759)	$(41,385)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or

Notes to Financial Statements (unaudited) - continued
delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call

Notes to Financial Statements (unaudited) - continued
and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Notes to Financial Statements (unaudited) - continued
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to

Notes to Financial Statements (unaudited) - continued
cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At April 30, 2023, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Statement of Cash Flows — Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the fund's Statement of Assets and Liabilities includes cash on hand at the fund's custodian bank and does not include any short-term investments. Restricted cash is presented in the fund's Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives and represents cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts.

Notes to Financial Statements (unaudited) - continued
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities with that shown in the Statement of Cash Flows:
4/30/23
Cash	$231,565
Restricted cash	—
Restricted cash included in deposits with brokers	—
Total cash and restricted cash in the Statement of Cash Flows	$231,565
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and

Notes to Financial Statements (unaudited) - continued
Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. The fund employs a managed distribution policy whereby the fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital. Distributions in any year may include a substantial return of capital component. Please refer to the Financial Highlights for distributions of tax returns of capital made during the prior five years. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments

Notes to Financial Statements (unaudited) - continued
have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.
For the six months ended April 30, 2023, the amount of distributions estimated to be a tax return of capital was approximately $8,240,627 which is reported as distributions from other sources in the Statements of Changes in Net Assets. All or a portion of this amount may be redesignated as capital gains at fiscal year end.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/22
Ordinary income (including any short-term capital gains)	$23,699,603
Tax return of capital (b)	2,886,930
Total distributions	$26,586,533

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/23
Cost of investments	$419,539,667
Gross appreciation	5,347,178
Gross depreciation	(41,489,780)
Net unrealized appreciation (depreciation)	$(36,142,602)
As of 10/31/22
Capital loss carryforwards	(10,323,878)
Other temporary differences	(267,082)
Net unrealized appreciation (depreciation)	(75,850,687)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(3,110,551)
Long-Term	(7,213,327)
Total	$(10,323,878)
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an

Notes to Financial Statements (unaudited) - continued
annual rate of 0.34% of the fund’s average daily net assets and 5.40% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended April 30, 2023 was equivalent to an annual effective rate of 0.79% of the fund’s average daily net assets.
Transfer Agent — The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended April 30, 2023, these fees paid to MFSC amounted to $16,331.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2023 was equivalent to an annual effective rate of 0.0182% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.
Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $2,708 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2023. The liability for deferred retirement benefits payable to those former independent Trustees under the DB plan amounted to $2,495 at April 30, 2023, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended April 30, 2023, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$17,358,903	$23,002,935
Non-U.S. Government securities	108,945,859	121,148,586
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest.
The fund repurchased 1,087,274 shares of beneficial interest during the six months ended April 30, 2023 at an average price per share of $4.51 and a weighted average discount of 8.58% per share. The fund repurchased 938,371 shares of beneficial interest during the year ended October 31, 2022 at an average price per share of $4.44 and a weighted average discount of 9.10% per share. Transactions in fund shares were as follows:
	Six months ended 4/30/23		Year ended 10/31/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions	—	$—	63,638	$386,633
Capital shares repurchased	(1,087,274)	(4,901,741)	(938,371)	(4,164,796)
Net change	(1,087,274)	$(4,901,741)	(874,733)	$(3,778,163)
(6) Loan Agreement
The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At April 30, 2023, the fund had outstanding borrowings under this agreement in the amount of $95,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on August 19, 2023. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to SOFR plus 0.10% plus an agreed upon spread with the option to choose SOFR periods of 1 or 3 months, or at the option of the borrower an alternate base rate plus an agreed upon spread. The fund incurred interest expense of $2,536,862 during the period, which is included in “Interest expense and fees” in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the line of credit. The fund paid a commitment fee of $543 during the period, which is included in “Interest expense and fees” in the Statement of Operations. For the six months ended April 30, 2023, the average loan balance was $98,922,652 at a weighted average annual interest rate of 5.17%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,670,329	$86,485,754	$89,229,945	$203	$918	$7,927,259

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$134,903	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(9) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of MFS Multimarket Income Trust
Results of Review of Interim Financial Statements
We have reviewed the accompanying statement of assets and liabilities of MFS Multimarket Income Trust (the “Fund”), including the portfolio of investments, as of April 30, 2023, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period then ended and the related notes (collectively referred to as the “interim financial statements”). Based on our review, we are not aware of any material modifications that should be made to the interim financial statements for them to be in conformity with U.S. generally accepted accounting principles.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), the statement of changes in net assets for the year ended October 31, 2022 and the financial highlights for each of the five years in the period then ended; and in our report dated December 15, 2022, we expressed an unqualified opinion on those financial statements.
Basis for Review Results
These financial statements are the responsibility of the Fund's management. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the SEC and the PCAOB. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial statements consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
Boston, Massachusetts
June 15, 2023

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/closedendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Additional information about the fund (e.g., performance, dividends and the fund’s price history)  is also available at mfs.com/closedendfunds by choosing the fund's name, if any.
INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS
The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US
TRANSFER AGENT, REGISTRAR, AND
DIVIDEND DISBURSING AGENT
CALL
1-800-637-2304
9 a.m. to 5 p.m. Eastern time
WRITE
Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078
New York Stock Exchange Symbol: MMT

Item 1(b):

A copy of the notice transmitted to the Registrant's shareholders in reliance on Rule 30e-3 of the Investment Company Act of 1940, as amended that contains disclosure specified by paragraph (c)(3) of Rule 30e-3 is attached hereto as EX-99.30e-3Notice.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6. INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of the Registrant under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the MFS Multimarket Income Trust (the "Fund") is set forth below. Each portfolio manager is primarily responsible for the day-to-day management of the Fund.

Effective January 20, 2023, John Mitchell became a portfolio manager of the Fund and Henry Peabody was no longer a portfolio manager of the Fund. Effective March 31, 2023, Neeraj Arora became a portfolio manager of the Fund. Effective April 30, 2024, Matt Ryan will no longer be a portfolio manager of the Fund.

Portfolio Manager	Primary Role	Since	Title and Five Year History
Robert Spector	Lead Portfolio Manager	2017	Investment Officer of MFS; employed in the investment area
			of MFS since 2011
Neeraj Arora	Emerging Markets Debt Instruments Portfolio Manager	March 2023	Investment Officer of MFS; employed in the investment area
			of MFS since 2011
Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment area
			of MFS since 2005
David Cole	Below Investment Grade Debt Instruments Portfolio	2006	Investment Officer of MFS; employed in the investment area
	Manager		of MFS since 2004
Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment area
			of MFS since 2013
Andy Li	Investment Grade Debt Instruments Portfolio Manager	2019	Investment Officer of MFS; employed in the investment area
			of MFS since 2018; Portfolio Manager at Man GLG prior to
			2018
John Mitchell	Investment Grade Debt Instruments Portfolio Manager	January 2023	Investment Officer of MFS; employed in the investment area
			of MFS since 2003
Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment area
			of MFS since 1997
Michael Skatrud	Below Investment Grade Debt Instruments Portfolio	2018	Investment Officer of MFS; Employed in the investment area
	Manager		of MFS since May 2013

Compensation

MFS' philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a durable investment process. As of December 31, 2022, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus. Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed- length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy's investment horizon. The fixed-length time periods include the portfolio manager's full tenure on each fund and, when available,

10-, 5-, and 3-year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices ("benchmarks"). As of December 31, 2022, the following benchmarks were used to measure the following portfolio manager's performance for the Fund, unless otherwise indicated:

Fund	Portfolio Manager	Benchmark(s)
MFS Multimarket Income Trust	Robert Spector	Bloomberg Global Aggregate Credit Index
JPMorgan Emerging Markets Bond Index Global
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index
Bloomberg U.S. Government/Mortgage Index
	Neeraj Arora2	JPMorgan Emerging Markets Bond Index Global
	Ward Brown	JPMorgan Emerging Markets Bond Index Global
	David Cole	Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index

Pilar Gomez-Bravo	Bloomberg Global Aggregate Credit Index
JPMorgan Emerging Markets Bond Index Global
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index
Bloomberg U.S. Government/Mortgage Index
Andy Li	Bloomberg Global Aggregate Credit Index
John Mitchell1	Bloomberg Global Aggregate Credit Index
Matt Ryan	JPMorgan Emerging Markets Bond Index Global
Michael Skatrud	Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index

1Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of January 20, 2023.

2Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of March 31, 2023.

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management's assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus is generally a combination of cash and a deferred cash award. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

MFS Equity Plan – Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager's compensation depends upon the length of the individual's tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) as of the Fund's fiscal year ended October 31, 2022, unless otherwise indicated. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

1Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of April 30, 2023.

Name of Portfolio Manager	Dollar Range of Equity Securities in Fund
Robert Spector	N
Neeraj Arora1	N
Ward Brown	N
David Cole	N
Pilar Gomez-Bravo	N
Andy Li	N
John Mitchell1	N
Matt Ryan	N
Michael Skatrud	N

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or sub- advised by MFS or an affiliate. The number and assets of these accounts were as follows as of the Fund's fiscal year ended October 31, 2022, unless otherwise indicated:

	Registered Investment Companies*		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total	Number of Accounts	Total Assets	Number of	Total Assets
		Assets			Accounts
Robert Spector	7	$3.5 billion	12	$4.2 billion	47	$2.2 billion

Neeraj Arora1	9	$13.4 billion	9	$3.2 billion	7	$2.2 billion

Ward Brown	7	$9.0 billion	8	$2.5 billion	7	$1.9 billion

David Cole	14	$8.2 billion	9	$4.6 billion	8	$690.3 million

Pilar Gomez-Bravo	5	$3.3 billion	8	$2.2 billion	5	$906.1 million

Andy Li	5	$3.3 billion	8	$2.2 billion	5	$906.1 million

John Mitchell1	8	$10.3 billion	9	$3.0 billion	7	$1.2 billion

Matt Ryan	9	$11.8 billion	10	$2.8 billion	8	$2.0 billion

Michael Skatrud	12	$8.1 billion	8	$803.5 million	5	$366.7 million

* Includes the Fund.

1Became a portfolio manager of the Fund after the date referenced above; therefore, information is as of April 30, 2023.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts. There is no guarantee that MFS will be successful in identifying or mitigating conflicts of interest.

The management of multiple funds and accounts (including accounts in which MFS or an affiliate has an interest) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons, and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances, there are securities which are suitable for the Fund's portfolio as well as for one or more other accounts advised by MFS or its subsidiaries (including accounts in which MFS or an affiliate has an interest) with similar investment objectives. MFS' trade allocation policies could have a detrimental effect on the Fund if the Fund's orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts advised by MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund's investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more accounts are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each over time. Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or availability of a security with respect to the Fund.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund; for instance, those that pay a higher advisory fee and/or have a performance adjustment, those that include an investment by the portfolio manager, and/or those in which MFS, its officers and/or employees, and/or its affiliates own or have an interest.

To the extent permitted by applicable law, certain accounts may invest their assets in other accounts advised by MFS or its affiliates, including accounts that are advised by one or more of the same portfolio manager(s), which could result in conflicts of interest relating to asset allocation, timing of purchases and redemptions, and increased profitability for MFS, its affiliates, and/or its personnel, including portfolio managers.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Multimarket Income Trust

			(c) Total Number of	(d) Maximum Number
			Shares Purchased as	(or Approximate
	(a) Total number of	(b) Average	Part of Publicly	Dollar Value) of
Period	Shares Purchased	Price Paid	Announced Plans or	Shares that May Yet
		per Share	Programs	Be Purchased under
				the Plans or Programs

11/01/22-11/30/22	113,091	4.40	113,091	5,551,585
12/01/22-12/31/22	415,140	4.51	415,140	5,136,445
1/01/23-1/31/23	39,786	4.60	39,786	5,096,659
2/01/23-2/28/23	57,094	4.57	57,094	5,039,565
3/01/23-3/31/23	374,225	4.49	374,225	4,665,340
4/01/23-4/30/23	87,938	4.60	87,938	4,577,402
Total	1,087,274	4.51	1,087,274

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant's outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2022 plan year is 5,989,069.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

(c)Registrant's Rule 30e-3 Notice pursuant to Item 1(b) of Form N-CSR. Attached hereto as EX-99.30e-3Notice.

(d)Notices to Trust's common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto as Ex-99.19a-1.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MULTIMARKET INCOME TRUST

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: June 15, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: June 15, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: June 15, 2023

* Print name and title of each signing officer under his or her signature.